Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net (loss) profit from continuing operations	$ 9,252	57,656	45,939	(234,715)
Less: net profit attributable to non-controlling interest	(214)	(1,332)	(27,495)	(7,722)
Net (loss) profit from continuing operations attributable to ordinary shareholders	9,038	56,324	18,444	(242,437)
Loss from discontinued operations				(12,952)
Net (loss) income attributable to the company's ordinary shareholders	$ 9,038	56,324	18,444	(255,389)
Denominator:
Weighted-average number of shares outstanding-basic	342,533,167	342,533,167	259,595,677	71,526,320
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	14,251,042	14,251,042	57,211,984
Dilutive effect of preferred shares				110,966,180
Weighted-average number of shares outstanding-diluted	356,784,209	356,784,209	316,807,661	182,492,500
(Loss) earnings per share-Basic:
Net (loss) profit from continuing operations	$ 0.03	0.16	0.07	(3.39)
Loss from discontinued operations				(0.18)
Basic	$ 0.03	0.16	0.07	(3.57)
(Loss) earnings per share-Diluted:
Net (loss) profit from continuing Operations	$ 0.03	0.16	0.06	(3.39)
Loss from discontinued operations				(0.18)
Diluted	$ 0.03	0.16	0.06	(3.57)